Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 212,541,057	$ 192,230,147	$ 197,332,486
Pemex Exploration and Production
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	226,574,049	376,570,683	301,905,067
Pemex Exploration and Production | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	58,826,338	86,217,289	35,037,408
Pemex Exploration and Production | Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	44,910,967	75,544,451	38,617,385
Pemex Exploration and Production | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	42,487,962	29,336,464	21,703,642
Pemex Exploration and Production | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	29,222,531	25,089,823	0
Pemex Exploration and Production | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	27,993,723	34,424,670	11,455,311
Pemex Exploration and Production | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	13,254,788	4,403,791	16,003,831
Pemex Exploration and Production | Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	10,377,668	23,071,621	10,361,747
Pemex Exploration and Production | Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	10,090,851	18,666,302	23,717,426
Pemex Exploration and Production | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,307,805	5,920,659	5,296,420
Pemex Exploration and Production | Ébano (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	4,857,880	(7,573,109)	0
Pemex Exploration and Production | Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,000,177	5,878,883	4,971,235
Pemex Exploration and Production | Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	82,209	722,874	899,838
Pemex Exploration and Production | Misión (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(493,897)	(101,442)	832,234
Pemex Exploration and Production | Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,246,174)	(1,820,553)	(571,834)
Pemex Exploration and Production | Cárdenas-Mora
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(3,909,463)	4,893,697	0
Pemex Exploration and Production | Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(4,082,727)	17,225,366	0
Pemex Exploration and Production | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(13,106,589)	54,669,897	121,968,126
Pemex Exploration and Production | Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	6,276,904
Pemex Exploration and Production | Costero
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 0	$ 0	$ 5,335,394